Document and Entity Information shares in Millions	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	ERIC
Entity Registrant Name	ERICSSON LM TELEPHONE CO
Entity Central Index Key	0000717826
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Interactive Data Current	No
Entity Address, Country	SE
Entity Emerging Growth Company	false
Entity Shell Company	false
Security Exchange Name	NASDAQ
Title of 12(b) Security	American Depositary Shares (each representing one B share)
Entity File Number	000-12033
Entity Incorporation, State or Country Code	V7
Entity Address, Address Line One	SE-164 83 Stockholm
Entity Address, Address Line Two	Sweden
Entity Address, Postal Zip Code	164 83
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Class B [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	3,072,395,752
Class A [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	261,755,983
Class C [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	0
Business Contact [member]
Document Information [Line Items]
Entity Address, Address Line One	SE-164 83 Stockholm
Entity Address, Address Line Two	Sweden
Contact Personnel Name	Jonas Stringberg
City Area Code	+46
Local Phone Number	10 716 53 20
Contact Personnel Email Address	jonas.stringberg@ericsson.com